Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 175,643,529	$ 24,863,488
Refundable research and development credit	1,297,361	1,347,804
Prepaid assets	5,059,593	1,132,438
Other current assets	14,823	25,000
Total current assets	182,015,306	27,368,730
Other assets	116,150	64,528
Total assets	182,131,456	27,433,258
Current liabilities:
Accounts payable	3,663,253	2,547,212
Accrued expenses	2,890,705	1,091,726
Total current liabilities	6,553,958	3,638,938
Long-term liabilities:
Term loan facility	19,806,944
Promissory note - related party	6,583,402
Common stock warrant liability	244,292
Total liabilities	33,188,596	3,638,938
Stockholders' equity:
Preferred stock value
Common stock, $0.0001 par value; 87,000,000 shares authorized and 8,428,366 shares issued and outstanding at December 31, 2016 and 200,000,000 shares authorized and 50,334,152 shares issued and outstanding at December 31, 2017	5,033	843
Additional paid in capital	298,201,480	29,996,110
Accumulated deficit	(149,263,653)	(98,257,559)
Total stockholders' equity	148,942,860	23,794,320
Total liabilities and stockholders' equity	$ 182,131,456	27,433,258
Series A Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value		2,654,405
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value		6,944,148
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value		35,542,707
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value		$ 46,913,666